Investments (Gross Gains And Losses Realized) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments [Abstract]
Gross realized gains	$ 1,256	$ 764	$ 1,776
Gross realized losses	(100)	0	(246)
Investment security gains (losses)	$ 1,156	$ 764	$ 1,530